Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 14. REVENUE RECOGNITION
Transaction price allocated to the remaining performance obligations
The Company has estimated that $678.2 million in revenue is expected to be recognized in the future periods related to remaining performance obligations from the Company’s contracts with customers outstanding as of December 31, 2023. The Company expects to complete these obligations and recognize 93% as revenue in
2
02
4
and the remainder in 2025.
Disaggregation of Revenue
In the following table, revenue is disaggregated by type of good or service, primary geographical market, and timing of recognition. The table also includes a reconciliation of the disaggregated revenue to total revenue.

	December 31,
(In millions)	2023	2022	2021
Type of Good or Service
Recurring (1)	$845.6	$751.1	$662.0
Non-recurring (1)	818.8	839.2	738.8

Total	$1,664.4	$1,590.3	$1,400.8
Geographical Region (2)
North America	$1,014.4	$958.1	$777.0
Europe, Middle East and Africa	421.4	395.0	364.0
Asia Pacific	143.3	140.6	174.2
Latin America	85.3	96.6	85.6

Total	$1,664.4	$1,590.3	$1,400.8
Timing of Recognition
Point in Time	$848.0	$796.3	$661.2
Over Time	816.4	794.0	739.6

Total	$1,664.4	$1,590.3	$1,400.8

(1)
Recurring revenue includes revenue from aftermarket parts and services, re-build
services on customer owned equipment, operating leases of equipment, and subscription-based software applications.
Non-recurring
revenue includes new equipment and installation and the sale of software licenses.

(2)	Geographical region represents the region in which the end customer resides.
Contract balances
The timing of revenue recognition, billings and cash collections results in trade receivables, contract assets, and advance and progress payments (contract liabilities). Contract assets exist when revenue recognition occurs prior to billings. Contract assets are transferred to trade receivables when the right to payment becomes unconditional (i.e., when receipt of the amount is dependent only on the passage of time). Conversely, the Company often receives payments from its customers before revenue is recognized, resulting in contract liabilities. These assets and liabilities are reported on the Balance Sheet as contract assets and within advance and progress payments, respectively, on a contract-by-contract
net basis at the end of each reporting period.
Contract asset and liability balances for the period were as follows:

	Balances as of
(In millions)	December 31, 2023	December 31, 2022	December 31, 2021
Contract Assets	$74.5	$65.1	$69.0
Contract Liabilities	156.5	161.2	156.5

The revenue recognized during the year ended December 31, 2023, 2022 and 2021 that was included in contract liabilities at the beginning of the period amounted to $150.0 million, $135.4 million, and $100.1 million respectively. The Company assumed contract liabilities from acquisitions in the amount of $19.1 million and $2.5 million in the years 2022 and 2021, respectively. The remainder of the change from December 31, 2023, December 31, 2022 and December 31, 2021 is driven by the timing of advance and milestone payments received from customers, customer returns, and fulfillment of performance obligations. There were no si
g
nificant changes in the contract balances other than those described above.